Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
Trade and other receivables
Schedule of trade, other current receivables and prepayments

	At December 31,
	2018	2017
	$'m	$'m
Trade receivables	823	1,015
Other receivables and prepayments	230	259
	1,053	1,274

Schedule of movements on the provision for impairment of current trade receivables

	2018	2017	2016
	$'m	$'m	$'m
At January 1, as reported	23	15	15
Impact of adoption of IFRS 9 on January 1, 2018	(4)	—	—
At January 1,	19	15	15
Provision for receivables impairment	2	6	1
Receivables written off during the year as uncollectible	(3)	—	(1)
Exchange	(1)	2	—
At December 31,	17	23	15

Schedule of ageing analysis of trade receivables past due but not impaired

	At December 31,
	2018	2017
	$'m	$'m
Up to three months past due	56	46
Three to six months past due	5	5
Over six months past due	7	11
	68	62